LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–44.62%
INVESTMENT COMPANIES–44.62%
Equity Funds–17.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	8,143,407	$102,118,326
LVIP SSGA S&P 500 Index Fund	664,231	13,012,947
LVIP SSGA Small-Cap Index Fund	579,902	16,896,021
LVIP SSGA Small-Mid Cap 200 Fund	1,466,368	17,509,904
		149,537,198
Fixed Income Fund–14.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	10,981,620	129,264,651
		129,264,651
International Equity Funds–12.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	8,829,348	69,213,262
LVIP SSGA Emerging Markets 100 Fund	1,504,837	12,314,076
LVIP SSGA International Index Fund	2,736,995	25,601,855
		107,129,193
Total Affiliated Investments (Cost $358,322,014)		385,931,042

UNAFFILIATED INVESTMENTS–55.35%
INVESTMENT COMPANIES–55.35%
Equity Funds–20.18%
SPDR® S&P 500 ETF Trust	299,876	88,994,201
SPDR® Dow Jones REIT ETF	410,113	42,885,516
SPDR® S&P 600 Small Cap ETF	375,230	25,219,208
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Technology Select Sector SPDR® Fund	216,673	$ 17,448,677
		174,547,602
Fixed Income Funds–21.38%
SPDR® Portfolio TIPS ETF	2,379,060	67,703,587
SPDR® Bloomberg Barclays High Yield Bond ETF	234,469	25,496,159
SPDR® FTSE International Government Inflation-Protected Bond ETF	313,127	17,129,894
SPDR® Portfolio Aggregate Bond ETF	2,517,666	74,623,620
		184,953,260
International Equity Funds–8.45%
SPDR® Portfolio Developed World ex-US ETF	1,758,971	51,643,389
SPDR® Portfolio Emerging Markets ETF	624,176	21,396,753
		73,040,142
Money Market Fund–5.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	46,205,203	46,205,203
		46,205,203
Total Unaffiliated Investments (Cost $433,801,204)		478,746,207

TOTAL INVESTMENTS–99.97% (Cost $792,123,218)	864,677,249
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	240,354
NET ASSETS APPLICABLE TO 72,500,122 SHARES OUTSTANDING–100.00%	$864,917,603

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
14	British Pound	$1,079,050	$1,082,373	12/16/19	$—	$(3,323)
13	Euro	1,781,406	1,801,368	12/16/19	—	(19,962)
12	Japanese Yen	1,394,700	1,400,811	12/16/19	—	(6,111)
					—	(29,396)
Equity Contracts:
4	E-mini Russell 2000 Index	305,000	317,022	12/20/19	—	(12,022)
25	E-mini S&P 500 Index	3,723,125	3,767,494	12/20/19	—	(44,369)
5	E-mini S&P MidCap 400 Index	969,000	984,760	12/20/19	—	(15,760)
53	Euro STOXX 50 Index	2,053,630	2,029,749	12/20/19	23,881	—
12	FTSE 100 Index	1,089,406	1,078,998	12/20/19	10,408	—
7	Nikkei 225 Index (OSE)	1,408,740	1,369,410	12/12/19	39,330	—
					73,619	(72,151)
Total Futures Contracts					$73,619	$(101,547)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$385,931,042	$—	$—	$385,931,042
Unaffiliated Investment Companies	478,746,207	—	—	478,746,207
Total Investments	$864,677,249	$—	$—	$864,677,249
Derivatives:
Assets:
Futures Contracts	$73,619	$—	$—	$73,619
Liabilities:
Futures Contracts	$(101,547)	$—	$—	$(101,547)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-44.62%@
Equity Funds-17.29%@
✧✧LVIP SSGA Large Cap 100 Fund	$103,956,238	$7,953,786	$21,090,000	$(1,161,229)	$12,459,531	$102,118,326	8,143,407	$6,623,786	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,105,865	10,273,147	2,420,000	134,897	919,038	13,012,947	664,231	483,147	—
✧✧LVIP SSGA Small-Cap Index Fund	7,899,274	9,023,107	330,000	(3,422)	307,062	16,896,021	579,902	833,107	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	39,493,823	1,144,313	27,270,000	(1,521,015)	5,662,783	17,509,904	1,466,368	194,313	—
Fixed Income Fund-14.94%@
✧✧LVIP SSGA Bond Index Fund	130,136,820	5,613,681	16,165,533	(346,701)	10,026,384	129,264,651	10,981,620	164,242	—
International Equity Funds-12.39%@
✧✧LVIP SSGA Developed International 150 Fund	75,475,234	6,001,127	16,600,000	(26,267)	4,363,168	69,213,262	8,829,348	721,127	—
✧✧LVIP SSGA Emerging Markets 100 Fund	17,071,842	19,560,000	23,532,903	(424,801)	(360,062)	12,314,076	1,504,837	—	—
✧✧LVIP SSGA International Index Fund	16,859,711	32,927,898	27,630,000	789,732	2,654,514	25,601,855	2,736,995	27,898	—
Total	$394,998,807	$92,497,059	$135,038,436	$(2,558,806)	$36,032,418	$385,931,042		$9,047,620	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4